Financial Instruments - Aging of Receivables from Financial Operations, Trade Receivables and Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade receivables and due from related parties [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	₺ 3,009,505	₺ 3,531,158
Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	4,248,120	2,396,372
Not past due [member] | Trade receivables and due from related parties [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	2,124,719	3,138,043
Not past due [member] | Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	3,659,521	2,350,375
Not later than three months [member] | Trade receivables and due from related parties [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	317,649	285,561
Not later than three months [member] | Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	513,925	16,533
Later than three months and not later than six months [member] | Trade receivables and due from related parties [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	95,738	48,775
Later than three months and not later than six months [member] | Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	39,233	20,227
Later than six months [member] | Trade receivables and due from related parties [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	471,399	58,779
Later than six months [member] | Receivables from financial services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Aging of receivables	₺ 35,441	₺ 9,237